UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2009

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister,  Atlanta, GA   October 30, 2009


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 120

Form 13F Information Table Value Total: 11,409,751 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories                             002824100   434628 8785700.000SH     SOLE              7982875.000        802825.000
                                                             38933 787000.000SH      OTHER                                787000.000
Affiliated Managers                             008252108      434 6670.000 SH       SOLE                 1180.000          5490.000
Air Prods & Chems Inc                           009158106      377 4860.000 SH       SOLE                  860.000          4000.000
Alberto Culver Co                               013078100      259 9360.000 SH       SOLE                 1660.000          7700.000
Allergan Inc                                    018490102   281335 4956565.000SH     SOLE              4501575.000        454990.000
                                                             25315 446000.000SH      OTHER                                446000.000
Ametek                                          031100100      331 9480.000 SH       SOLE                 1680.000          7800.000
Amphenol Corp                                   032095101      684 18140.000SH       SOLE                 7160.000         10980.000
Ansys Inc.                                      03662Q105      255 6810.000 SH       SOLE                 1220.000          5590.000
Apple Inc                                       037833100   512048 2762601.000SH     SOLE              2506631.000        255970.000
                                                             45596 246000.000SH      OTHER                                246000.000
Avon Products Inc                               054303102      420 12360.000SH       SOLE                 2220.000         10140.000
Bard C R Inc                                    067383109      328 4170.000 SH       SOLE                  750.000          3420.000
Bed Bath & Beyond Inc Company                   075896100      318 8470.000 SH       SOLE                 1500.000          6970.000
Berkshire Hathaway Inc-Cl A                     084670108      606    6.000 SH       SOLE                    6.000
Burlington Northern Santa Fe                    12189T104   142072 1779678.000SH     SOLE              1600813.000        178865.000
                                                             13172 165000.000SH      OTHER                                165000.000
CVS Caremark Corp                               126650100   174019 4869017.000SH     SOLE              4430727.000        438290.000
                                                             14653 410000.000SH      OTHER                                410000.000
Cameron Int'l                                   13342B105   299457 7917950.000SH     SOLE              7177215.000        740735.000
                                                             27420 725000.000SH      OTHER                                725000.000
Church & Dwight                                 171340102      276 4870.000 SH       SOLE                  860.000          4010.000
Cisco Systems Inc                               17275R102     1770 75200.000SH       SOLE                 4100.000         71100.000
Coca-Cola Co                                    191216100   476776 8878510.000SH     SOLE              8058210.000        820300.000
                                                             44195 823000.000SH      OTHER                                823000.000
Colgate-Palmolive Co                            194162103   279560 3664911.000SH     SOLE              3324618.000        340293.000
                                                             24791 325000.000SH      OTHER                                325000.000
Costco Wholesale Corp                           22160K105   317515 5631695.000SH     SOLE              5103580.000        528115.000
                                                             29318 520000.000SH      OTHER                                520000.000
Covance                                         222816100      313 5780.000 SH       SOLE                 1030.000          4750.000
Dentsply International Inc                      249030107      361 10460.000SH       SOLE                 1850.000          8610.000
Dick's Sporting Goods Inc                       253393102      316 14110.000SH       SOLE                 2530.000         11580.000
Disney, Walt Co                                 254687106   163732 5962572.000SH     SOLE              5405897.000        556675.000
                                                             15378 560000.000SH      OTHER                                560000.000
Ecolab Inc                                      278865100      469 10140.000SH       SOLE                 1800.000          8340.000
Edwards Lifesciences Corp                       28176E108      223 3190.000 SH       SOLE                  570.000          2620.000
Emerson Elec Co                                 291011104   118242 2950148.000SH     SOLE              2677148.000        273000.000
                                                             10621 265000.000SH      OTHER                                265000.000
Expeditors Int'l Wash Inc                       302130109      313 8914.000SH        SOLE                 1624.000          7290.000
Exxon Mobil Corp                                30231G102     1041 15178.000SH       SOLE                15178.000
FTI Consulting Inc                              302941109      216 5060.000 SH       SOLE                  910.000          4150.000
FactSet Research Systems Inc                    303075105      313 4730.000 SH       SOLE                  850.000          3880.000
Fastenal Co                                     311900104      329 8500.000 SH       SOLE                 1510.000          6990.000
Fiserv Inc                                      337738108      525 10900.000SH       SOLE                 1930.000          8970.000
Fluor Corp                                      343412102   199206 3917511.000SH     SOLE              3528391.000        389120.000
                                                             17696 348000.000SH      OTHER                                348000.000
Gamestop Corp   CL A                            36467W109      216 8170.000 SH       SOLE                 1450.000          6720.000
Gilead Sciences Inc                             375558103   338085 7270635.000SH     SOLE              6584415.000        686220.000
                                                             26738 575000.000SH      OTHER                                575000.000
Google Inc Cl A                                 38259P508   476066 960101.000SH      SOLE               870750.000         89351.000
                                                             41651 84000.000SH       OTHER                                 84000.000
Halliburton Co                                  406216101      586 21600.000SH       SOLE                21600.000
Hewlett Packard Co                              428236103   496879 10524863.000SH    SOLE              9551308.000        973555.000
                                                             44141 935000.000SH      OTHER                                935000.000
JB Hunt Transport Svcs, Inc                     445658107      318 9910.000 SH       SOLE                 1780.000          8130.000
International Business Machine                  459200101      468 3908.000SH        SOLE                 3908.000             0.000
J P Morgan Chase & Co                           46625H100   256660 5857156.000SH     SOLE              5302866.000        554290.000
                                                             22786 520000.000SH      OTHER                                520000.000
Jacobs Engr Group Del                           469814107      284 6186.000SH        SOLE                 1196.000          4990.000
Johnson & Johnson                               478160104     1905 31294.000SH       SOLE                17594.000         13700.000
Joy Global Inc                                  481165108      376 7680.000 SH       SOLE                 1360.000          6320.000
Juniper Networks, Inc.                          48203R104   254983 9436840.000SH     SOLE              8555415.000        881425.000
                                                             22967 850000.000SH      OTHER                                850000.000
Kohls Corp                                      500255104      337 5910.000 SH       SOLE                 1060.000          4850.000
LKQ Corporation                                 501889208      215 11620.000SH       SOLE                 2080.000          9540.000
L-3 Communicatns Hldgs                          502424104      330 4110.000 SH       SOLE                  730.000          3380.000
McDonald's Corp                                 580135101   385047 6746923.000SH     SOLE              6127349.000        619574.000
                                                             32530 570000.000SH      OTHER                                570000.000
Medtronic Inc                                   585055106      878 23860.000SH       SOLE                11160.000         12700.000
Microsoft Corp                                  594918104     1169 45450.000SH       SOLE                45450.000
Microchip Technology                            595017104      441 16630.000SH       SOLE                 2960.000         13670.000
Monsanto Co                                     61166W101   100032 1292394.000SH     SOLE              1172933.000        119461.000
                                                              8978 116000.000SH      OTHER                                116000.000
Nike Inc Class B                                654106103   246610 3811583.000SH     SOLE              3453282.000        358301.000
                                                             22192 343000.000SH      OTHER                                343000.000
Nokia Corp Sponsored ADR                        654902204      192 13100.000SH       SOLE                13100.000
Occidental Petroleum Corp.                      674599105   334587 4267695.000SH     SOLE              3877235.000        390460.000
                                                             29792 380000.000SH      OTHER                                380000.000
Oceaneering International Inc                   675232102      396 6991.000SH        SOLE                 1291.000          5700.000
O Reilly Automotive                             686091109      253 7000.000 SH       SOLE                 1250.000          5750.000
Panera Bread Co                                 69840W108      230 4180.000 SH       SOLE                  750.000          3430.000
Pepsico Inc                                     713448108   351203 5987098.000SH     SOLE              5437014.000        550084.000
                                                             31090 530000.000SH      OTHER                                530000.000
Polo Ralph Lauren Corp                          731572103      428 5580.000 SH       SOLE                  990.000          4590.000
Polycom Inc                                     73172K104      263 9850.000 SH       SOLE                 1760.000          8090.000
Procter & Gamble Co                             742718109   227301 3924408.000SH     SOLE              3564030.000        360378.000
                                                             20851 360000.000SH      OTHER                                360000.000
Qualcomm Inc                                    747525103   461408 10258067.000SH    SOLE              9302832.000        955235.000
                                                             41921 932000.000SH      OTHER                                932000.000
Research In Motion                              760975102   326051 4821108.000SH     SOLE              4441601.000        379507.000
                                                             29757 440000.000SH      OTHER                                440000.000
Roper Industries                                776696106      262 5140.000 SH       SOLE                  920.000          4220.000
St. Jude Med Inc                                790849103      307 7860.000 SH       SOLE                 1390.000          6470.000
Schering Plough Corp                            806605101   451721 15990129.000SH    SOLE             14625329.000       1364800.000
                                                             42432 1502000.000SH     OTHER                               1502000.000
Schlumberger                                    806857108   450699 7562065.000SH     SOLE              6855606.000        706459.000
                                                             40528 680000.000SH      OTHER                                680000.000
Schwab Charles                                  808513105   443966 23183626.000SH    SOLE             21018621.000       2165005.000
                                                             39928 2085000.000SH     OTHER                               2085000.000
Smith Int'l                                     832110100      339 11800.000SH       SOLE                11800.000
Southwestern Energy                             845467109      313 7340.000 SH       SOLE                 1370.000          5970.000
State Street Corp                               857477103      279 5300.000 SH       SOLE                 5300.000
Stryker Corp                                    863667101   171190 3768209.000SH     SOLE              3429825.000        338384.000
                                                             15219 335000.000SH      OTHER                                335000.000
TJX Cos Inc                                     872540109   192772 5189034.000SH     SOLE              4701774.000        487260.000
                                                             17832 480000.000SH      OTHER                                480000.000
3M Company                                      88579Y101   266886 3616333.000SH     SOLE              3270498.000        345835.000
                                                             23468 318000.000SH      OTHER                                318000.000
Tractor Supply Co.                              892356106      274 5660.000 SH       SOLE                 1010.000          4650.000
Varian Medical Systems Inc                      92220P105      359 8510.000SH        SOLE                 1580.000          6930.000
Visa Inc-Class A Shares                         92826C839   421548 6099675.000SH     SOLE              5540763.000        558912.000
                                                             37665 545000.000SH      OTHER                                545000.000
Wal-Mart Stores Inc                             931142103   398535 8118462.000SH     SOLE              7374312.000        744150.000
                                                             35590 725000.000SH      OTHER                                725000.000
Waters Corp                                     941848103      342 6130.000 SH       SOLE                 1090.000          5040.000
Xilinx Inc                                      983919101      608 25950.000SH       SOLE                13990.000         11960.000
Lazard LTD - CL A                               G54050102      316 7660.000 SH       SOLE                 1370.000          6290.000
PartnerRe Ltd.                                  G6852T105      295 3840.000 SH       SOLE                  680.000          3160.000
Core Laboratories N. V.                         N22717107      332 3225.000 SH       SOLE                  575.000          2650.000